Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
VP Common Stock Portfolio (Prospectus Summary): | VP Common Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Common Stock Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Common Stock Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Investment Process Changes

The Investment Process section of the Prospectus is changed to read as follows:

Investment Process: Madison Square Investors LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.